Income Taxes - Schedule of Income Tax Expense Differences (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
(Loss) income before income taxes
Domestic	$ (51,981)	$ 17,435	$ 30,594
Foreign	7,115	19,546	(9,530)
(Loss) income before income taxes	$ (44,866)	$ 36,981	$ 21,064
Combined tax rate	26.50%	25.00%	25.00%
Expected income tax (recovery) expense	$ (11,889)	$ 9,245	$ 5,266
Adjustments
Non-deductible, non-taxable items	(1,502)	3,684	1,768
Tax rate variance	(853)	1,646	1,000
Change in valuation allowance	27,483	1,446	(2,807)
Investment tax credits	2,398	(2,618)	(5,176)
Other	400	(550)	469
Income tax expense	$ 16,037	$ 12,853	$ 520